Other Asset and Non-current Assets Held for Sale - Schedule of Non-Current Assets (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Assets And Non Current Assets Held For Sale [abstract]
Assets received in lieu of payment	$ 13,269	$ 10,291
Property, plant and equipment held for sale	1,809	6,911
Totals	$ 15,078	$ 17,202